STATEMENTS OF BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Class A Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to possible redemption, shares Outstanding	22,500,000	22,500,000
Ordinary shares subject to possible redemption, shares issued	22,500,000	22,500,000	0
Redemption value (in dollars per share)	$ 10.51	$ 10.33	$ 0
Class A Ordinary Shares
Ordinary shares subject to possible redemption, shares Outstanding	22,500,000	22,500,000
Ordinary shares subject to possible redemption, shares issued	22,500,000	22,500,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	7,500,000	7,500,000	7,666,667
Ordinary shares, shares outstanding	7,500,000	7,500,000	7,666,667